General information, reorganization and basis of presentation	12 Months Ended
Dec. 31, 2021
General information, reorganization and basis of presentation
General information, reorganization and basis of presentation
1.	General information, reorganization and basis of presentation
1.1	General information

Genetron Holdings Limited (the “Company”) was incorporated in the Cayman Islands on April 9, 2018 as an exempted company with limited liability under the Companies Law (2020 Revision) of the Cayman Islands. The address of the Company’s registered office is at the office of Walkers Corporate Limited, Cayman Corporate Centre, 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands. The Company completed its initial public offering (“IPO”) on June 19, 2020 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“NASDAQ”) since then. Each ADS of the Company represents five ordinary shares.

The Company, its subsidiaries, its controlled structured entities (“variable interest entities” or “VIEs”) and its subsidiaries (“subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in precision oncology testing and development services (the “Listing Business”) in the People’s Republic of China (“PRC” or “China”).

1.2	Reorganization

Prior to the incorporation of the Company and the completion of the reorganization as described below, the Listing Business was carried out by Genetron Health (Beijing) Co., Ltd. (“Genetron Health”) and its subsidiaries (collectively the “Operating Companies”). Genetron Health was incorporated in the PRC on May 7, 2015 with Mr. Weiwu He, Mr. Sizhen Wang and Mr. Hai Yan considered as founding individuals (collectively the “Founders”).

Incorporation of overseas companies and their subsidiary in the PRC

For the purpose of preparation for the listing of the shares of the Company, the Group underwent a group reorganization (the “Reorganization”) to establish the Company as the ultimate holding company. The Reorganization mainly involved the following:

(i)	On April 9, 2018, the Company was incorporated in the Cayman Islands.
(ii)	On June 6, 2018, Genetron Health (Hong Kong) Company Limited (“Genetron HK”) was incorporated in Hong Kong (“HK”) as a direct wholly-owned subsidiary of the Company.
(iii)	On March 8, 2019, Genetron (Tianjin) Co., Ltd. (“Genetron TJ”) was established in the PRC with Genetron HK being its sole equity holder.
(iv)	Pursuant to a series of contractual arrangements in July 2019 (collectively referred to as the “Contractual Arrangements”) between Genetron TJ, Genetron Health and its respective equity holders, Genetron TJ is able to effectively control and receive substantially all the economic benefits of the business and operations of Genetron Health and its subsidiaries. Accordingly Genetron Health and its subsidiaries are treated as VIE and subsidiaries of VIE respectively which became controlled entities of the Company.

Upon completion of the Reorganization, each of the equity holders of Genetron Health became the shareholders of the Company with substantially the same rights and shareholding percentages in Genetron Health before and after the Reorganization, and the Company became the holding company of the companies now comprising the Group.

1.	General information, reorganization and basis of presentation (Continued)
1.2	Reorganization (Continued)

As of December 31, 2021, the Group has direct or indirect interests in the following principal subsidiaries, VIEs and subsidiaries of VIEs:

			Effective
			equity
Company name	Place and date of incorporation	Registered/issued capital	interest held	Principal activities
Directly held:
Genetron HK	Hong Kong, June 6, 2018	HK$10,000 (10,000 ordinary shares)	100%	Investment holding
Genetron Health, Inc.	Delaware, United States of America August 23, 2019	US$ 1 (1,000 ordinary shares)	100%	Molecular diagnostic services
Indirectly held:
Genetron TJ*	Tianjin, PRC March 8, 2019	RMB1,000,000,000	100%	Biotechnology development and technical services
Shanghai Junran Bio-Technology Co., Ltd. *	Shanghai, PRC July 1, 2019	RMB500,000,000	100%	Biotechnology development and technical services
Genetron (Wuxi) Business Management Co., Ltd. **	Wuxi, PRC December 3, 2020	US$50,000,000	90 (Note 31)%	Investment holding
VIEs:
Genetron Health	Beijing, PRC May 7, 2015	RMB57,438,800	100%	Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.	Wuxi, PRC October 14, 2020	RMB20,000,000	100%	Gene-related detection services
Subsidiaries of VIEs:
Shanghai Genetron Bio-Technology Co., Ltd.	Shanghai, PRC July 8, 2015	RMB20,000,000	100%	Investment holding
Genetron Health (Chongqing) Co., Ltd.	Chongqing, PRC March 1, 2016	RMB20,000,000	100%	Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.	Beijing, PRC March 11, 2016	RMB20,000,000	100%	Investment holding
Guangzhou Genetron Bio-Technology Co., Ltd.	Guangzhou, PRC July 4, 2019	RMB10,000,000	100%	Investment holding
Beijing Genetron Medical Laboratory Co., Ltd.	Beijing, PRC November 5, 2015	RMB12,000,000	100%	Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.	Shanghai, PRC December 14, 2015	RMB30,000,000	100%	Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.	Chongqing, PRC August 11, 2016	RMB20,000,000	100%	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.	Guangzhou, PRC July 8, 2019	RMB10,000,000	100%	Gene-related detection services
Genetron Health Technologies, Inc.	Delaware, United States of America April 28, 2015	US$ 10,000,000 (1,000 ordinary shares)	100%	Research services

The place of incorporation is also their principal place of business and operations. All of them are limited liability companies.

*	registered as wholly foreign owned enterprise under PRC law
**	registered as non-wholly foreign owned enterprise under PRC law

Except for the VIEs and subsidiaries of VIEs which are controlled by the Company through Contractual Arrangements (Note 2.4.1(a)), other subsidiaries (including Genetron TJ and Genetron (Wuxi) Business Management Co., Ltd. which are collectively referred as “PRC Subsidiaries”) are controlled by the Company through direct or indirect equity ownerships.

1.3Basis of presentation

Immediately prior to and after the Reorganization, the Listing Business was operated by Genetron Health and its subsidiaries. Pursuant to the Reorganization, the Listing Business was transferred to and held by the Company through the Operating Companies. The Company had not been involved in any other business prior to the Reorganization and did not meet the definition of a business. The Reorganization was merely a reorganization of the Listing Business with no change in management of such business. Accordingly, the Group resulting from the Reorganization was regarded as a recapitalization of the Listing Business under the Operating Companies for the purpose of these financial statements. The financial statements of the Group have been prepared on a consolidated basis as if the Reorganization had occurred historically and are presented using the carrying values of the assets, liabilities and operating results of the Listing Business under the Operating Companies.